TOUCHSTONE MARKET NEUTRAL EQUITY FUND                      SUMMARY PROSPECTUS
CLASS A TICKER: TSEAX    CLASS C TICKER: TSECX             JANUARY 28, 2010
CLASS Y TICKER: TSEYX                                      AMENDED APRIL 1, 2010

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus, dated January 28, 2010, and Statement of Additional Information, dated January 28, 2010 as Amended April 1, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Market Neutral Equity Fund seeks capital appreciation and to provide positive returns regardless of the direction of the stock markets.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                Class A     Class C     Class Y
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
     Purchases (as a percentage of offering price)                                               5.75%       None        None

Maximum Deferred Sales Charge
     (as a percentage of original purchase price
     or the amount redeemed, whichever is less)                                                  None        1.00%       None
Wire Redemption Fee                                                                              Up to $15   Up to $15   None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                  1.30%       1.30%       1.30%
Distribution and/or Service (12b-1) Fees                                                         0.25%       1.00%       None
Other Expenses(1)                                                                                0.82%       0.89%       0.89%
Total Annual Fund Operating Expenses                                                             2.37%       3.19%       2.19%
Fee Waiver and/or Expense Reimbursement(2)                                                       0.87%       0.94%       0.94%
Total Annual Fund Operating Expenses After Fee Waiver
       and/or Expense Reimbursement                                                              1.50%       2.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------

1 "Other Expenses" are based on estimated amounts for the current fiscal year.
2 Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25% and 1.25% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least April 1, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     Assuming No
                            Assuming Redemption at End of Period     Redemption
                              Class A     Class C    Class Y           Class C
1 Year                     $      719  $      328  $      127         $      228
3 Years                    $    1,193  $      896  $      595         $      896
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate is not included because the Fund had not commenced operations as of September 30, 2009.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Market Neutral Equity Fund, under normal conditions, invests long in equity securities believed to be undervalued, and takes short positions in securities believed to be overvalued, as determined by the fund's sub-advisor, Aronson+Johnson+Ortiz, LP ("AJO").

AJO employs a systematic, disciplined, quantitative investment process based upon an investment philosophy that superior investment results are best achieved by a combination of value, management, and momentum.

AJO screens every stock that trades on a major U.S. exchange for companies that have at least three years of operating history and have sufficient liquidity for both long and short positions, while considering suitability (no bankruptcies, ADRs, gold stocks, or funds). AJO then evaluates each company by examining it relative to its industry peers, using multiple measures within the categories of value, management, and momentum, to derive an excess expected return for each company. The portfolio is constructed with individual security weights driven by combining AJO's estimates of excess expected return and its assessment of risk. AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, dealer spreads, market impact, and opportunity costs.

The Fund is sector-neutral long versus short, meaning it seeks to maintain an equal dollar amount of long positions and short positions within each sector and the Fund in total, and seeks to be widely diversified in terms of industry, fundamental characteristics, and other statistical measures of risk. Under normal market conditions, the Fund will remain fully invested at all times, maintaining cash necessary to collateralize short positions and changes in market value.
AJO's sell discipline is primarily driven by changes in valuations from their ongoing evaluation of the investment universe, after consideration of transaction costs.

THE PRINCIPAL RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security. The Fund may short up to 100% of the long portfolio market value.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of long/short investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund began operations in October 2009, there is no performance information included in this Prospectus.

INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Aronson+Johnson+Ortiz, LP

PORTFOLIO MANAGER(S)

Theodore R. Aronson, CFA, CIC
Portfolio Manager
Managing the Fund since 2009

Stefani Cranston, CFA, CPA
Portfolio Manager
Managing the Fund since 2009

R. Brian Wenzinger, CFA
Portfolio Manager
Managing the Fund since 2009

Gina Marie N. Moore, CFA, CPA
Portfolio Manager
Managing the Fund since 2009

Martha E. Ortiz, CFA, CIC
Portfolio Manager
Managing the Fund since 2009

Christopher J. W. Whitehead
Portfolio Manager
Managing the Fund since 2010

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                        CLASS A AND CLASS C             CLASS Y
                                                      Initial     Additional      Initial     Additional
                                                    Investment    Investment     Investment   Investment
--------------------------------------------------------------------------------------------------------
Regular Account                                    $      2,500  $         50  $      2,500   None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act    $      1,000  $         50   None          None
Investments through the Automatic Investment Plan  $        100  $         50   None          None
--------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class A shares and Class C shares may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.